Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital		Accumulated losses	Total
Balance at Dec. 31, 2024		$ 67	$ 32,895		$ (29,102)	$ 3,860
Balance (in Shares) at Dec. 31, 2024	[1]	78,607
Issuance of ordinary shares for the reverse share split process
Issuance of ordinary shares for the reverse share split process (in Shares)	[1]	75
Share-based compensation			427			427
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 4.a)			1,041			1,041
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 4.a) (in Shares)	[1]	92,278
Issuance of ordinary shares under registered direct offering
Issuance of ordinary shares under registered direct offering (in Shares)	[1]	8,667
Issuance of ordinary shares and pre-funded warrants associated with best efforts equity offering (see note 4.a)			2,200			2,200
Issuance of ordinary shares and pre-funded warrants associated with best efforts equity offering (see note 4.a) (in Shares)	[1]	69,444
Issuance of ordinary shares from an exercise of options and upon vesting of restricted share units (“RSUs”)				[2]			[2]
Issuance of ordinary shares from an exercise of options and upon vesting of restricted share units (“RSUs”) (in Shares)	[1]	5,133
Comprehensive loss					(3,715)	(3,715)
Balance at Jun. 30, 2025		$ 67	36,563		(32,817)	3,813
Balance (in Shares) at Jun. 30, 2025	[1]	254,204
Balance at Dec. 31, 2025		$ 67	55,695		(37,209)	18,553
Balance (in Shares) at Dec. 31, 2025	[1]	960,934
Issuance of ordinary shares associated with warrant exercise inducement transaction previously held in abeyance (see note 4.a)
Issuance of ordinary shares associated with warrant exercise inducement transaction previously held in abeyance (see note 4.a) (in Shares)	[1]	220,111
Issuance of ordinary shares for the reverse share split process
Issuance of ordinary shares for the reverse share split process (in Shares)	[1]	16,075
Share-based compensation			953			953
Issuance of ordinary shares upon vesting of RSUs
Issuance of ordinary shares upon vesting of RSUs (in Shares)	[1]	40,092
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 4.a)			4,564			4,564
Issuance of ordinary shares associated with warrant exercise inducement transaction (see note 4.a) (in Shares)	[1]	968,166
Comprehensive loss					(5,520)	(5,520)
Balance at Jun. 30, 2026		$ 67	$ 61,212		$ (42,729)	$ 18,550
Balance (in Shares) at Jun. 30, 2026	[1]	2,205,378

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits. See also Note 1c.
[2]	Represents an amount less than $500.